OTHER ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Current	$ 13,439	$ 0
Non-current	7,796	0
TOTAL	$ 21,235	$ 0